


DANGER
HIGH VOLTAGE
ELECTRICITY





AFL- CIO
HOUSING INVESTMENT TRUST

January 30, 2014

IBEW/NECA Employee Benefits Conference

Chang Suh, CFA, CPA

Senior Executive Vice President & Chief Portfolio Manager

National Office

2401 Pennsylvania Avenue, NW, Suite 200

Washington, DC 20037 • (202) 331-8055

www.aflcio-hit.com

About the AFL-CIO Housing Investment Trust

- $4.5 billion investment grade fixed-income mutual fund
- Specializes in multifamily mortgage-backed securities
- 366 institutional investors
  - 73% Taft-Hartley pension funds and labor organizations
  - 27% public employee pension funds
- Includes 96 IBEW-affiliated funds with holdings of $585 million
- 100% union construction requirement

As of December 31, 2013

HIT Objective and Strategy

OBJECTIVE:
Generate competitive risk-adjusted fixed-income returns, while financing housing, including affordable and workforce housing, and creating good union jobs

STRATEGY:
- Construct and manage a portfolio with superior credit quality, higher yield and similar interest rate risk relative to the Barclays Aggregate benchmark
- Specialize and overweight in government/agency multifamily MBS, with a focus on construction-related investments

HIT's Direct Deal Sourcing



Federal & Local Housing Finance Agencies
Labor/ Community Organizations
Developers
Mortgage Bankers
HIT
Capital Markets (Wall Street)

HIT's Superior Yield and Lower Risk

As of December 31, 2013

	HIT	Barclays Aggregate
Superior Credit Profile		
AAA & U.S. Government/Agency	90.3%	72.4%
A & Below	5.4%	22.7%
Superior Yield		
Current Yield: 51 basis point advantage	3.75%	3.24%
Yield to Worst: 55 basis point advantage	3.00%	2.45%

	HIT	Barclays Aggregate
Similar Interest Rate Risk		
Effective Duration	5.01	5.41
Convexity	0.06	0.06
Similar Call /Prepayment Risk		
Call Protected	70%	70%
Not Call Protected	30%	30%

HIT Track Record – Returns, Jobs* and Housing*

- 21 consecutive years outperforming the benchmark on a gross basis
- No principal losses in the past 15 years
- 75,700 union construction jobs created
- $6.9 billion invested by the HIT in >560 projects
- $10.9 billion total development value
- 110,000 housing and healthcare units
- 69,700 affordable units
- Construction Jobs Initiative launched following the financial crisis

*Includes HIT's subsidiary Building America

For the 1-, 3-, 5-, and 10-year periods ended December 31, 2013, the HIT's net returns were -2.37%, 3.17%, 4.38%, and 4.53%. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

HIT's Construction Jobs Initiative

- Launched in 2009 to put union construction workers back on the job
- Nearly 18,000 on-site construction jobs
- New goal of 25,000 jobs before year-end 2015
- $1.5 billion pension capital invested by HIT
- TDC of $3.5 billion – 63 projects in 30 cities (HIT & Building America)
- 20,855 housing units
- HIT generated cumulative 26.6% gross return and cumulative 23.9% net return from 2009 through 2013
- Large pipeline of projects should add to construction-related investments going forward

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

IBEW Estimated Hours of Work on HIT Projects*

Last 10 Years (2004 - 2013)**

- Total hours of IBEW work generated: **7.61 million**
- Total hours of union work generated: **55.14 million**

Construction Jobs Initiative (2009 - 2013)***

- Total hours of IBEW work generated: **5.13 million**
- Total hours of union work generated: **37.15 million**

*Includes HIT's subsidiary Building America

**141 projects, TDC $5.4 billion

***63 projects, TDC $3.5 billion

HIT Track Record:
21 Consecutive Calendar Years of Gross Returns > Benchmark



Calendar Year Returns as of Year-End
13%
11%
9%
7%
5%
3%
1%
-1%
-3%
12.74%
12.31%
11.63%
8.60%
8.21%
8.44%
12.04%
11.64%
10.25%
4.17%
3.78%
4.10%
4.59%
4.20%
4.34%
3.03%
2.64%
2.43%
5.08%
4.65%
4.33%
7.14%
6.70%
6.97%
5.68%
5.25%
5.24%
6.73%
6.28%
5.93%
6.62%
6.16%
6.54%
8.34%
7.86%
7.84%
4.71%
4.27%
4.22%
-1.95%
-2.37%
-2.02%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
HIT Gross
HIT Net
Barclays Aggregate

For the 1-, 3-, 5-, and 10-year periods ended December 31, 2013, the HIT's net returns were -2.37%, 3.17%, 4.38%, and 4.53%. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

HIT Provides Diversification Benefits

Correlation of Monthly Year-over-Year Changes in Indices vs. HIT

Periods ending December 31, 2013

Asset	*Five Year*	*Ten Year*
HIT (net)	1.00	1.00
Barclays Capital Aggregate Bond Index	0.95	0.96
Bloomberg REIT Index	0.02	-0.02
United Kingdom FTSE 100 Index	-0.20	-0.21
U.S. Standard & Poor's 500 Index	-0.29	-0.20

With its negative correlation to equities, and low correlation to real estate, the HIT has provided diversification from these asset classes and may also provide diversification from other fixed-income investments that include corporate debt.

Source: Haver Analytics, Bloomberg LP, Barclays Aggregate, and the HIT

HIT Track Record: Returns vs. Benchmark



Annualized Total Returns vs. Benchmark
As of December 31, 2013
5%
3%
1%
-1%
-3%
-1.95%
-2.37%
-2.02%
3.61%
3.17%
3.26%
4.83%
4.38%
4.44%
4.96%
4.53%
4.55%
1-year
3-year
5-year
10-year
HIT Gross
HIT Net
Barclays Aggregate

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

2013 Markets



Treasury Yield Curve Upward Shift
4.0%
3.5%
3.0%
2.5%
2.0%
1.5%
1.0%
0.5%
0.0%
3.97%
3.03%
2.95%
1.74%
1.76%
0.77%
0.72%
0.38%
0.35%
0.25%
2 year
3 year
5 year
10 year
30 year
12/31/2012
12/31/2013

Source: Bloomberg



Multifamily MBS Spread Widening
Spread to 10-Year Treasury in Basis Points
220
200
180
160
140
120
100
80
60
40
20
0
Dec-12
Mar-13
Jun-13
Sep-13
Dec-13
Ginnie Mae Permanent
Ginnie Mae Construction/Permanent
Fannie Mae Multifamily 10/9.5 DUS

Source: HIT and Wall Street Brokers

HIT's Investments



Electchester Housing Companies
Queens, NY

Substantial Rehabilitation

Built post-WWII to meet Harry Van Arsdale, Jr.'s goal of creating jobs and affordable housing for members of IBEW 3

Electchester Housing Companies	
HIT Commitment	$49,000,000
Total Development Cost	$49,000,000
Total Housing Units	2,399
Estimated Union Jobs	175

HIT's Investments: Construction Jobs Initiative

Projects Financed 2009 through December 2013

	Project Name	City, State	Jobs	Units	HIT Investment	Total Dev. Cost
1	Paul Stewart I & II	Chicago, IL	386	420	$2,500,000	$59,000,000
2	Squantum Gardens	Quincy, MA	290	223	$5,450,000	$47,288,011
3	Victory Centre at South Chicago	Chicago, IL	98	112	$10,685,000	$14,962,491
4	Solhem House	Minneapolis, MN	84	60	$10,700,000	$12,988,106
5	Inver Glen Senior Housing	Inver Grove Hts., MN	113	103	$15,084,000	$17,461,869
6	The Douglass	Manhattan, NY	185	70	$9,500,000	$31,200,759
7	Ellipse on Excelsior	St. Louis Park, MN	213	132	$26,122,000	$33,244,543
8	Applewood Pointe of Bloomington	Bloomington, MN	130	101	$17,597,900	$20,280,641
9	Villas at Crystal Lake	Swansea, IL	161	216	$23,736,300	$26,373,746
10	The Dempsey	Manhattan, NY	135	80	$15,000,000	$26,363,400
11	The Moderne	Milwaukee, WI	349	203	$42,357,800	$56,700,000
12	Park Pacific Apartments	St. Louis, MO	656	230	$63,131,600	$98,318,292
13	NYCHA Bonds	New York, NY	177	3,726	$21,305,000	$103,094,580
14	Elizabeth Seton Pediatric Center	Yonkers, NY	804	n/a	$100,000,000	$115,557,020
15	The Laurel	St. Louis, MO	1,333	205	$44,952,400	$175,000,000
16	Regency Tower	New Bedford, MA	176	129	$16,420,000	$31,195,797
17	Franklin Park Apartments	Boston, MA	192	220	$25,672,000	$34,000,000
18	Arc Light Residences	San Francisco, CA	276	94	$32,462,900	$47,948,451
19	Parkway Lakeside Apartments	O'Fallon, IL	188	232	$26,094,000	$28,160,111
20	Flo Co Fusion	Minneapolis, MN	100	84	$13,543,000	$16,026,159
21	CUNY Graduate Center Housing	New York, NY	166	77	$9,832,000	$28,766,797
22	Old Colony	Boston, MA	321	116	$26,700,000	$56,844,708
23	Washington Beech	Boston, MA	144	56	$13,500,000	$25,517,516
24	Lawndale Terrace & Plaza Court	Chicago, IL	92	198	$11,940,000	$18,748,367
25	Riverside Plaza	Minneapolis, MN	636	1,303	$49,950,000	$123,267,007
26	Coquille Valley Hospital	Coquille, OR	224	n/a	$22,000,000	$29,705,495
27	Randolph Tower City Apartments	Chicago, IL	687	310	$20,000,000	$148,233,500
28	Council Tower Senior Apartments	St. Louis, MO	214	227	$15,862,000	$29,735,645

Construction Jobs Initiative, *continued*

	Project Name	City, State	Jobs	Units	HIT Investment	Total Dev. Cost
29	Potrero Launch Apartments	San Francisco, CA	463	196	$2,585,000	$80,400,000
30	Liberty Meadows Estates II	Joliet, IL	54	42	$2,100,000	$8,126,827
31	Applewood Pointe of Roseville	Minneapolis, MN	70	48	$4,700,000	$11,241,637
32	Charlesview Apartments	Boston, MA	858	240	$58,200,000	$152,000,000
33	333 Harrison Apartments	San Francisco, CA	603	326	$70,001,400	$105,000,000
34	Penn South Cooperative	New York, NY	610	2,820	$134,000,000	$151,000,000
35	225 Centre Street*	Boston, MA	300	103	$9,915,000	$53,160,520
36	Mac Mahon Student Center**	Jersey City, NJ	312	n/a	see below**	$49,100,000
37	Paseo Verde**	Philadelphia, PA	307	120	see below**	$48,200,000
38	Bronzeville Senior Apartments	Chicago, IL	112	97	$8,792,000	$18,662,571
39	Hazel Winthrop Apartments	Chicago, IL	37	30	$2,274,400	$6,278,333
40	Holy Infant & St. Joseph Apartments	Shrewsbury, MO	75	157	$6,600,000	$13,000,000
41	Mayfield Manor I	Canton, OH	100	144	$9,858,800	$14,315,901
42	Yorkdale Terrace Townhomes	Edina, MN	137	90	$4,470,000	$17,242,238
43	MA Green High Performance Computing Ctr.**	Holyoke, MA	537	n/a	see below**	$79,098,921
44	The Penfield	St. Paul, MN	319	254	$40,942,800	$62,505,140
45	Franklin Square Apartments	Boston, MA	78	193	$47,330,000	$75,462,270
46	Blackstone Apartments	Boston, MA	70	145	$42,804,660	$72,800,962
47	City Walk Apartments	Minneapolis, MN	103	92	$15,735,000	$20,161,502
48	Halsey Street Teachers Village**	Newark, NJ	316	123	see below**	$64,172,270
49	Caring Health Center**	Springfield, MA	130	n/a	see below**	$21,561,650
50	Cooper Cancer Institute**	Camden, NJ	412	n/a	see below**	$58,849,008
51	Electchester Housing Companies	Flushing, NY	175	2,399	$49,000,000	$49,000,000
52	Old Colony Phase 2A	Boston, MA	104	45	$12,435,000	$22,211,272
53	Old Colony Phase 2B	Boston, MA	185	84	$21,050,000	$39,236,796

Construction Jobs Initiative, *continued*

	Project Name	City, State	Jobs	Units	HIT Investment	Total Dev. Cost
54	West Side Flats Apartments	St. Paul, MN	159	178	$23,500,000	$31,234,356
55	Dudley Municipal Center**	Boston, MA	600	n/a	see below**	$ 115,853,503
56	Stout Street Health Center**	Denver, CO	210	78	see below**	$35,252,301
57	Amalgamated Warbasse Housing	New York, NY	226	2,585	$89,000,000	$89,000,000
58	Georgetowne Homes One	Boston, MA	395	601	$70,392,000	$201,565,948
59	Georgetowne Homes Two	Boston, MA	248	366	$45,456,000	$123,637,753
60	2101 South Michigan Apartments	Chicago, IL	247	250	$32,000,000	$41,850,326
61	New York Presbyterian Hospital	New York, NY	418	n/a	$40,000,000	$71,680,000
62	Roswell Park Cancer Institute Clinical Science Ctr.**	Buffalo, NY	211	n/a	*see below***	$35,252,301
63	Montclare Sr. Residences @ Avalon Park, Phase II	Chicago, IL	150	122	$2,649,500	$22,416,068
	Total to Date		**17,861**	**20,855**	**$1,537,889,460**	**$ 3,527,641,226**

* *Receiving both HIT financing and tax credits from HIT subsidiary Building America*

** *Receiving tax credits from HIT subsidiary Building America*

Market Outlook


Steady Decline in Home Ownership Since 2004
Percent
70
69
68
67
66
65
64
63
Q3-1981
Q3-1983
Q3-1985
Q3-1987
Q3-1989
Q3-1991
Q3-1993
Q3-1995
Q3-1997
Q3-1999
Q3-2001
Q3-2003
Q3-2005
Q3-2007
Q3-2009
Q3-2011
Q3-2013


Increased Demand for Multifamily Housing:
(6 month moving average, thousands, annual rate)
400
300
200
100
0
Nov-00
Nov-01
Nov-02
Nov-03
Nov-04
Nov-05
Nov-06
Nov-07
Nov-08
Nov-09
Nov-10
Nov-11
Nov-12
Nov-13

Source: US Census Bureau

Market Outlook



Household Formation
Thousands
2,000
1,800
1,600
1,400
1,200
1,000
800
600
400
200
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012

Source: US Census Bureau

Multifamily/Rental Housing Demand Facts

- Hard to access mortgage credit for single home buyers
- Household formation of 1.2 million per year in a normal economy
- Nearly 3 million households have become renters since the housing meltdown – at least 3 million more expected by 2015
- Aging multifamily projects will need substantial rehab in dense urban markets
- Migration into major cities – need to build up

HIT Positioned Well in the Current Environment

- Interest rates now higher than in several years
- Government guaranteed multifamily MBS spreads widened significantly
- Rise in rates and spreads provides opportunity to earn higher income with less risk
- Large, diverse, and growing pipeline of investments should allow HIT to continue to execute its strategy
- Long track record of competitive returns and ability to create jobs and stimulate local economies attracts investments
- Fixed income is an important asset class for diversified portfolios
- Low inflation
- Monetary policy (gradually tapering Quantitative Easing and low short-term rates for the next couple years)

Contact Information

2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037
(202) 331-8055
www.aflcio-hit.com

Chang Suh, CFA, *Senior Executive Vice President - Chief Portfolio Manager*

Lesyllee White, *Senior Vice President and Managing Director of Marketing*

Paul Sommers, *Midwest Regional Marketing Director*

Emily Johnstone, *Western Regional Marketing Director*

Kevin Murphy, *Regional Marketing Director*

Thank you!